Condensed Consolidated Interim Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]		Foreign Currency Translation Adjustments [Member]	Retained Earnings [Member]	Parent [Member]		Noncontrolling Interest [Member]		Total
Balance at Dec. 31, 2022			[1]	$ 28,710		$ (26)	$ (22,838)	$ 5,846		$ (109)		$ 5,737
Balance, shares at Dec. 31, 2022		688,272
Issuance of shares for Plantify exchange agreement (note 6)			[1]	827				827				827
Issuance of shares for Plantify exchange agreement , shares		166,340
Issuance of shares for Yaaran exchange agreement (note 9 and note 13(15))			[1]	997				997		665		1,662
Issuance of shares for Yaaran exchange agreement, shares		223,008
Issuance of shares to services providers			[1]	2,924				2,924				2,924
Issuance of shares to services providers, shares		990,092
Share based compensation to employee and directors				23				23			[1]	23
Issuance of shares for purchase agreement			[1]	2,291				2,291				2,291
Issuance of shares for purchase agreement, shares		777,224
Issuance of shares for standby equity purchase agreement II			[1]	254				254				254
Issuance of shares for standby equity purchase agreement II, shares		110,554
Transactions with non-controlling interests (note 9)				(160)				(160)		160
Comprehensive loss for the period							(6,522)	(6,522)		(738)		(7,260)
Balance at Dec. 31, 2023			[1]	35,866		(26)	(29,360)	6,480		(22)		6,458
Balance, shares at Dec. 31, 2023	[2]	2,955,490
Issuance of shares to services providers				24				24				24
Issuance of shares to services providers, shares	[2]	4,794
Issuance of shares for standby equity purchase agreement II			[2]	40				40				40
Issuance of shares for standby equity purchase agreement II, shares	[2]	28,333
Comprehensive loss for the period							(769)	(769)		(53)		(822)
Balance at Mar. 31, 2024			[2]	35,930		(26)	(30,129)	5,775		(75)		5,700
Balance, shares at Mar. 31, 2024	[2]	2,988,617
Balance at Dec. 31, 2023			[1]	35,866		(26)	(29,360)	6,480		(22)		6,458
Balance, shares at Dec. 31, 2023	[2]	2,955,490
Comprehensive loss for the period												(1,622)
Balance at Jun. 30, 2024			[2]	36,916		(26)	(30,916)	5,974		(88)		5,886
Balance, shares at Jun. 30, 2024	[2]	4,161,097
Balance at Dec. 31, 2023			[1]	35,866		(26)	(29,360)	6,480		(22)		6,458
Balance, shares at Dec. 31, 2023	[2]	2,955,490
Issuance of shares to services providers			[1]	758				758				758
Issuance of shares to services providers, shares		2,436,080
Share based compensation to employee and directors				1				1			[1]	1
Issuance of shares for standby equity purchase agreement II		$ 1		2,705				2,706				2,706
Issuance of shares for standby equity purchase agreement II, shares		6,666,667
Comprehensive loss for the period							(5,193)	(5,193)		(154)		(5,347)
Treasury stock transaction due to change of control				(3)				(3)				(3)
Balance at Dec. 31, 2024		$ 1		39,327		(26)	(34,553)	4,749		(176)		4,573
Balance, shares at Dec. 31, 2024		12,058,237
Balance at Mar. 31, 2024			[2]	35,930		(26)	(30,129)	5,775		(75)		5,700
Balance, shares at Mar. 31, 2024	[2]	2,988,617
Issuance of shares to services providers			[2]	49				49				49
Issuance of shares to services providers, shares	[2]	30,000
Issuance of shares for standby equity purchase agreement II			[2]	937				937				937
Issuance of shares for standby equity purchase agreement II, shares	[2]	1,142,480
Comprehensive loss for the period							(787)	(787)		(13)		(800)
Balance at Jun. 30, 2024			[2]	36,916		(26)	(30,916)	5,974		(88)		5,886
Balance, shares at Jun. 30, 2024	[2]	4,161,097
Balance at Dec. 31, 2024		$ 1		39,327		(26)	(34,553)	4,749		(176)		4,573
Balance, shares at Dec. 31, 2024		12,058,237
Comprehensive loss for the period							(1,193)	(1,193)		(64)		(1,257)
Issuance of shares for private investment in public equity (PIPE) agreement		$ 1						1				1
Issuance of shares for private investment in public equity (PIPE) agreement, shares		5,025,001
Warrant exercises			[3]	387				387				387
Warrant exercises, shares		729,166
Share based compensation					[3]				[3]		[3]		[3]
Foreign currency translation adjustments						(4)		(4)		(2)		(6)
Balance at Mar. 31, 2025		$ 2		39,714		(30)	(35,746)	3,940		(242)		3,698
Balance, shares at Mar. 31, 2025		17,812,404
Balance at Dec. 31, 2024		$ 1		39,327		(26)	(34,553)	4,749		(176)		4,573
Balance, shares at Dec. 31, 2024		12,058,237
Comprehensive loss for the period												(5,765)
Balance at Jun. 30, 2025		$ 3		46,053		(36)	(40,255)	5,765		(214)		5,551
Balance, shares at Jun. 30, 2025		30,096,412
Balance at Mar. 31, 2025		$ 2		39,714		(30)	(35,746)	3,940		(242)		3,698
Balance, shares at Mar. 31, 2025		17,812,404
Issuance of shares to services providers			[3]	1,955				1,955				1,955
Issuance of shares to services providers, shares		4,400,000
Issuance of shares for purchase agreement			[3]	300				300				300
Issuance of shares for purchase agreement, shares		675,675
Comprehensive loss for the period							(4,509)	(4,509)		1		(4,508)
Warrant exercises		$ 1		4,084				4,085				4,085
Warrant exercises, shares		7,208,333
Share based compensation					[3]				[3]		[3]		[3]
Foreign currency translation adjustments						(6)		(6)		(2)		(8)
Deconsolidation of NTWO OFF Ltd										29		29
Balance at Jun. 30, 2025		$ 3		$ 46,053		$ (36)	$ (40,255)	$ 5,765		$ (214)		$ 5,551
Balance, shares at Jun. 30, 2025		30,096,412

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.
[3]	Less than $1 thousand.